Liquidity - Cash and Cash Equivalents (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Cash and Cash Equivalents
Cash at banks - current	€ 2,877	€ 2,918
Cash at banks - non-Current	0	0
Cash at banks	2,877	2,918
Time deposits - current	1,093	4,117
Time deposits - non-current	0	0
Time Deposits	1,093	4,117
Money market and other funds - current	1,347	1,195
Money market and other funds - non-current	0	0
Money market and other funds	1,347	1,195
Debt securities, current	0	400
Debt securities - non-current	0	0
Debt securities	0	400
Expected credit loss allowance, current	(3)	(3)
Expected credit loss allowance, non-current	0	0
Expected credit loss allowance	(3)	(3)
Cash and cash equivalents, current	5,314	8,627
Cash and cash equivalents, non-current	0	0
Cash and cash equivalents	€ 5,314	€ 8,627